Loss Per Shares - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Class A Ordinary Shares [Member]
Numerator
Allocation of undistributed loss Basic	$ (42,947,852)	$ (26,017,802)	$ (36,519,400)
Allocation of undistributed Diluted	$ (42,947,852)	$ (26,017,802)	$ (36,519,400)
Denominator
Number of shares used in per share computation Basic	384,586	14,753	3,538
Number of shares used in per share computation Diluted	384,586	14,753	3,538
Basic loss per share	$ (111.67)	$ (1,763.56)	$ (10,321.7)
Diluted loss per share	$ (111.67)	$ (1,763.56)	$ (10,321.7)
Class B Ordinary Shares [Member]
Numerator
Allocation of undistributed loss Basic	$ (53,603)	$ (846,538)	$ (1,330,265)
Allocation of undistributed Diluted	$ (53,603)	$ (846,538)	$ (1,330,265)
Denominator
Number of shares used in per share computation Basic	480	480	129
Number of shares used in per share computation Diluted	480	480	129
Basic loss per share	$ (111.67)	$ (1,763.56)	$ (10,321.7)
Diluted loss per share	$ (111.67)	$ (1,763.56)	$ (10,321.7)